INVESTMENT IN BIOCANCELL (Schedule of Investment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2008
BioCancell Therapeutics, Inc. [Member]
Schedule of Cost-method Investments [Line Items]
Investment in BioCancell	$ 50	$ 85	$ 500